Supplementary Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash, cash equivalents and deposits [Abstract]
Cash	$ 2,681	$ 1,389
Cash eqivalents	3,798	314
Total cash and cash equivalents	6,479	2,739
Short-term bank deposits	6,795	8,714
Long-term bank deposit	$ 0	$ 98